March 4, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Life Insurance Company of New York and Transamerica
         Life Insurance of New York Separate Account VA-2LNY (File No. 33-55152)

Dear Commissioner:

On behalf of Transamerica Life Insurance Company of New York and Transamerica Life Insurance of New York Separate Account VA-2LNY ("separate account"), incorporated by reference are the annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows: the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Fund, Money Market, Special Value, Zero Coupon 2000, Quality Bond, Small Cap, Capital Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock, Small Company Stock, Limited Term High Income and Balanced.

These annual reports are for the period ending December 31, 1997, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,


Susan Vivino
Paralegal

cc:      F. Bellamy, Esq.
         R. Fink, Esq.

                           Socially Responsible               Stock Index
                           Growth Fund                        Fund

Entity:           The Dreyfus Corp.                           The Dreyfus Corp.
File #:           811-07044                                   811-05715
Date of Filing:            3/03/98                    3/03/98
Accession #:               0000890064-98-000002       0000846800-98-000002
CIK #:                     890064                     846800


                           Capital Appreciation                        Small Cap

Entity:           The Dreyfus Corp.                           The Dreyfus Corp.
File #:           811-05125                                   811-05125
Date of Filing:            3/03/98                     3/03/98
Accession #:               000813383-98-000009         0000813383-98-000011
CIK #:                     813383                      813383


                           Small Company Stock                     Quality Bond

Entity:           The Dreyfus Corp.                           The Dreyfus Corp.
File #:           811-05125                                   811-05125
Date of Filing:            3/03/98                                     3/03/98
Accession #:               0000813383-98-000002         0000813383-98-000007
CIK #:                     813383                                      813383


                           Zero Coupon                        Special Value

Entity:           The Dreyfus Corp.                           The Dreyfus Corp.
File #:           811-05125                                   811-05125
Date of Filing:            3/03/98                                     3/03/98
Accession #:               0000813383-98-000004           0000813383-98-000005
CIK #:                     813383                                      813383

                           International Equity               Growth and Income

Entity:           The Dreyfus Corp.                            The Dreyfus Corp.
File #:           811-05125                                            811-05125
Date of Filing:            3/03/98                             3/03/98
Accession #:               0000813383-98-000006           0000813383-98-0000013
CIK #:                     813383                              813383


                           International Value                 Disciplined Stock

Entity:           The Dreyfus Corp.                    The Dreyfus Corp.
File #:           811-05125                            811-05125
Date of Filing:            3/03/98                             3/03/98
Accession #:               0000813383-98-000002            0000813383-98-000005
CIK #:                     813383                               813383


                           Money Market                    Limited Term High
                                                                   Income

Entity:           The Dreyfus Corp.                    The Dreyfus Corp.
File #:           811-05125                            811-05125
Date of Filing:            3/03/98                              3/03/98
Accession #:               0000813383-98-000003            0000813383-98-000008
CIK #:                     813383                               813383

                           Balanced

Entity:           The Dreyfus Corp.
File #:           811-05125
Date of Filing:            3/03/98
Accession #:               0000813383-98-0000014
CIK #:                     813383